Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
SHAREHOLDERS' EQUITY

17. SHAREHOLDERS' EQUITY

For the six months ended June 30, 2020

As of June 30, 2020, the Company had 100,000,000 shares of preferred stock authorized for issuance, none of which were issued and outstanding and 300,000,000 shares of common stock authorized for issuance and 128,846,064 shares of common stock issued and outstanding.

Consulting Agreement

On January 31, 2020, the Company entered into an agreement with a consultant to its subsidiary, Lextrum, to amend a consulting agreement between the consultant and Lextrum to allow the consultant to elect to take from 50% to 100% of its compensation in the form of common stock of the Company. Common stock to be issued to the consultant will be paid on a quarterly basis. On March 12, 2020, the Company issued 165,095 shares of its common stock in satisfaction of $106,238 that was owed by Lextrum to the consultant for services previously rendered. The fair value on the issue date of the 165,095 shares was $193,160. The Company booked the difference between the fair value of the shares issued and the amount owed by Lextrum to the consultant as general and administrative expense in the Company's Condensed Consolidated Financial Statements. To date, no additional shares of common stock have been issued pursuant to this agreement.

For the period January 10, 2019 (Inception) through June 30, 2019

As of June 30, 2019, ComSovereign had 5,000,000 Preferred Series A shares authorized for issuance, 2,600,000 of which were issued and outstanding and 300,000,000 shares of common stock authorized for issuance, 41,207,149 of which were outstanding. All the Preferred Series A shares issued were for the acquisitions of VEO, InduraPower and Silver Bullet during fiscal 2019. On November 15, 2019, each Preferred Series A share was converted into one common share of ComSovereign.

Dividends

The Company did not pay dividends to holders of its common stock during the six months ended June 30, 2020. The determination to pay dividends on common stock will be at the discretion of the Board of Directors and will depend on applicable laws and the Company's financial condition, results of operations, cash requirements, prospects and such other factors as the Board of Directors may deem relevant. In addition, current or future loan agreements may restrict the Company's ability to pay dividends. The Company does not anticipate declaring or paying any cash dividends on common stock in the foreseeable future.

12. SHAREHOLDERS' EQUITY

ComSovereign had 5,000,000 Preferred Series A shares authorized for issuance and as of March 4, 2019 had 2,600,000 Preferred Series A shares issued and outstanding. All the Preferred Series A shares issued were for the acquisitions of VEO, InduraPower and Silver Bullet during fiscal 2019. On November 15, 2019, each Preferred Series A share was converted into one common share of ComSovereign. After the conversion, the Preferred Series A shares ceased to exist and were no longer authorized for issuance.

As of December 31, 2019, the Company had 100,000,000 shares of preferred stock authorized for issuance, none of which were issued and outstanding.

As of December 31, 2019, the Company had 300,000,000 shares of common stock authorized for issuance and 128,326,243 shares of common stock issued and outstanding.

As of December 31, 2019, the Company had outstanding warrants to purchase an aggregate of 503,523 shares of common stock. Of those 503,523 warrants, 283,523 had an exercise price of $0.01 per share; 70,000 had an exercise price of $5.00 per share; 100,000 had an exercise price of $1.00 per share; and the remaining 50,000 had an exercise price of $0.50 per share.

On September 4, 2019, the Company entered into a Redemption Agreement with Robert Guerra, a former director of the Company, pursuant to which 100,000 shares of common stock were redeemed for $0.50 per share, or an aggregate of $50,000. These redeemed shares were recorded as treasury stock on the Consolidated Balance Sheet as of December 31, 2019.

Dividends

The Company did not pay dividends to holders of its common stock during fiscal 2019. The determination to pay dividends on common stock will be at the discretion of the Board of Directors and will depend on applicable laws and the Company's financial condition, results of operations, cash requirements, prospects and such other factors as the Board of Directors may deem relevant. In addition, current or future loan agreements may restrict the Company's ability to pay dividends. The Company does not anticipate declaring or paying any cash dividends on common stock in the foreseeable future.